Document and Entity Information	6 Months Ended
Feb. 28, 2017
Document And Entity Information
Entity Registrant Name	UBI Blockchain Internet LTD-DE
Entity Central Index Key	0001500242
Document Type	S-1/A
Document Period End Date	Feb. 28, 2017
Amendment Flag	true
Amendment Description	Amendment No. 2
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	UBIA